CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,472,959	$ 348,309	¥ 9,751,824
Time deposits	6,922,803	975,056	793,042
Short-term investments	3,513,885	494,920	2,665,047
Accounts receivable, net	16,727	2,356	9,862
Prepayments and other current assets	442,697	62,353	600,773
Total current assets	13,373,037	1,883,553	13,826,262
Non-current assets
Property, equipment and software, net	1,793,488	252,607	691,036
Intangible assets, net	8,093	1,140	10,251
Goodwill	5,690	801	5,690
Right-of-use assets, net	282,612	39,805	289,628
Long-term investments	2,473,128	348,333
Other non-current assets	4,000	563	4,000
Total non-current assets	4,567,011	643,249	1,000,605
Total assets	17,940,048	2,526,802	14,826,867
Current liabilities
Accounts payable	629,216	88,623	185,297
Deferred revenue	2,794,075	393,537	2,060,892
Other payables and accrued liabilities	779,046	109,726	633,482
Operating lease liabilities, current	155,014	21,833	151,438
Total current liabilities	4,357,351	613,719	3,031,109
Non-current liabilities
Operating lease liabilities, non-current	125,079	17,617	143,591
Deferred tax liabilities	28,425	4,004	11,404
Total non-current liabilities	153,504	21,621	154,995
Total liabilities	4,510,855	635,340	3,186,104
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value; 1,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares authorised; 749,323,103 Class A ordinary shares issued and 724,582,975 outstanding, 140,830,401 Class B ordinary shares issued and outstanding as of December 31, 2022; 750,523,103 Class A ordinary shares issued and 740,172,377 outstanding, 139,630,401 Class B ordinary shares issued and outstanding as of December 31, 2023)	564	79	564
Treasury shares	(479,730)	(67,569)	(918,894)
Additional paid-in capital	15,496,811	2,182,680	15,450,389
Statutory reserves	5,000	704
Accumulated other comprehensive income	898,810	126,595	695,184
Accumulated deficit	(2,492,253)	(351,026)	(3,586,480)
Total KANZHUN LIMITED shareholders' equity	13,429,202	1,891,463	11,640,763
Non-controlling interests	(9)	(1)
Total shareholders' equity	13,429,193	1,891,462	11,640,763
Total liabilities and shareholders' equity	17,940,048	2,526,802	14,826,867
Related Party
Current assets
Amounts due from related parties	¥ 3,966	$ 559	¥ 5,714